Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	TNK
Entity Registrant Name	TEEKAY TANKERS LTD.
Entity Central Index Key	0001419945
Current Fiscal Year End Date	--12-31

Consolidated Statements of (Loss) Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES
Time charter revenues (note 14b)	$ 155,591	$ 157,595	$ 140,529
Net pool revenues (note 14b and 14e)	48,158	74,587	117,578
Voyage charter revenues		2,871	6,202
Interest income from investment in term loans (note 5)	11,323	5,297
Total revenues	215,072	240,350	264,309
OPERATING EXPENSES
Voyage expenses (note 14b and 14e)	3,449	5,301	7,503
Vessel operating expenses (notes 14b and 14c)	84,089	81,650	79,460
Time-charter hire expense	4,046
Depreciation and amortization	74,482	77,317	76,201
General and administrative (notes 14b and 14d)	16,125	16,620	19,875
Vessel impairments and net loss on sale of vessels (note 18)	58,034	1,864
Goodwill impairment charge (note 7)	19,294
Total operating expenses	259,519	182,752	183,039
(Loss) income from operations	(44,447)	57,598	81,270
OTHER ITEMS
Interest expense (note 14b)	(40,539)	(51,140)	(36,215)
Interest income	71	100	70
Realized and unrealized (loss) gain on derivative instruments (note 10)	(27,783)	(28,684)	11,958
Other expenses (note 11)	(377)	(1,016)	(1,623)
Total other items	(68,628)	(80,740)	(25,810)
Net (loss) income	$ (113,075)	$ (23,142)	$ 55,460
Per common share amounts:
• Basic and diluted (loss) earnings (note 17)	$ (0.15)	$ 0.37	$ 1.28
• Cash dividends declared	$ 0.83	$ 1.28	$ 1.86
Weighted-average number of Class A and Class B common shares outstanding
• Basic and diluted (note 17)	60,770,525	42,330,038	28,643,836

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current
Cash and cash equivalents	$ 18,566	$ 14,889
Pool receivables from affiliates, net (note 14e)	4,360	11,057
Accounts receivable	2,185	2,342
Interest receivable on investment in term loans (note 5)	1,754	1,811
Due from affiliates (note 14c)	166,346	57,668
Prepaid expenses	6,259	5,012
Other current assets	308	146
Total current assets	199,778	92,925
Vessels and equipment
At cost, less accumulated depreciation of $391.6 million (2010-$317.1 million)	1,310,496	1,435,478
Investment in term loans (note 5)	116,844	116,014
Loan to joint venture (note 6)	9,830	9,830
Other non-current assets	4,521	4,882
Goodwill (note 7)		19,294
Total assets	1,641,469	1,678,423
Current
Accounts payable	4,364	3,994
Accrued liabilities (notes 8 and 14c)	14,527	16,523
Current portion of long-term debt (note 9)	26,268	20,365
Current portion of derivative instruments (note 10)	6,652	11,463
Deferred revenue	3,709	6,401
Due to affiliates (note 14c)	91,200	270,718
Other current liabilities	115	277
Total current liabilities	146,835	329,741
Long-term debt (note 9)	882,462	867,718
Derivative instruments (note 10)	28,559	34,986
Other long-term liabilities (note 11)	5,449	5,187
Total liabilities	1,063,305	1,237,632
Commitments and contingencies (notes 6,10 and 15)
Equity
Common stock and additional paid-in capital (300 million shares authorized, 49.4 million Class A and 12.5 million Class B shares issued and outstanding as of December 31, 2011 and 39.5 million Class A and 12.5 million Class B shares issued and outstanding as of December 31, 2010) (notes 3, 13 and 20)	588,441	481,336
Accumulated deficit	(99,070)	(38,647)
Dropdown Predecessor equity (deficit) (note 1)	88,793	(1,898)
Total equity	578,164	440,791
Total liabilities and equity	$ 1,641,469	$ 1,678,423

Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accumulated depreciation on vessels and equipment	$ 391.6	$ 317.1
Common stock, shares authorized	300	300
Class A [Member]
Common stock, shares issued	49.4	39.5
Common stock, shares outstanding	49.4	39.5
Class B [Member]
Common stock, shares issued	12.5	12.5
Common stock, shares outstanding	12.5	12.5

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING ACTIVITIES
Net (loss) income	$ (113,075)	$ (23,142)	$ 55,460
Non-cash items:
Depreciation and amortization	74,482	77,317	76,201
Unrealized (gain) loss on derivative instruments	(11,238)	13,825	(22,853)
Vessel impairments and net loss on sale of vessels (note 18)	58,034	1,864
Goodwill impairment charge (note 7)	19,294
Other	553	(190)	849
Change in non-cash working capital items related to operating activities (note 16)	(833)	(1,961)	35,330
Expenditures for dry docking	(3,197)	(9,311)	(15,790)
Net operating cash flow	24,020	58,402	129,197
FINANCING ACTIVITIES
Proceeds from long-term debt	15,000	185,000
Repayments of long-term debt	(1,800)	(3,150)	(3,600)
Prepayment of long-term debt	(118,328)	(33,050)	(20,000)
Proceeds from long-term debt of Dropdown Predecessor (note 1)	269,874	55,604	505,227
Repayment of long-term debt of Dropdown Predecessor (note 1)	(18,567)	(18,567)	(18,238)
Prepayment of long-term debt of Dropdown Predecessor (note 1)		(173,464)	(553,200)
Acquisition of Helga Spirit LLC, Yamuna Spirit LLC, Kaveri Spirit LLC, Esther Spirit LLC and Iskmati Spirit LLC from Teekay Corporation (note 1)		(244,185)
Acquisition of Ashkini Spirit LLC from Teekay Corporation (note 1)			(57,000)
Contribution of capital from Teekay Corporation to Dropdown Predecessor (note 1)	69,169	(35,691)	(5,160)
Net advances from (to) affiliates (note 1)	(287,101)	168,215	(284)
Proceeds from issuance of Class A common stock (note 3)	112,054	211,978	68,600
Shares issuance costs	(4,949)	(9,395)	(3,092)
Cash dividends paid	(51,358)	(55,244)	(50,350)
Net financing cash flow	(16,006)	48,051	(137,097)
INVESTING ACTIVITIES
Proceeds from the sale of vessels and equipment		35,396
Expenditures for vessels and equipment	(4,337)	(11,987)	(8,366)
Advances to joint venture		(9,830)
Investment in term loans		(115,575)
Net investing cash flow	(4,337)	(101,996)	(8,366)
Increase (decrease) in cash and cash equivalents	3,677	4,457	(16,266)
Cash and cash equivalents, beginning of the year	14,889	10,432	26,698
Cash and cash equivalents, end of the year	$ 18,566	$ 14,889	$ 10,432

Consolidated Statements of Changes in Equity (USD $) In Thousands, except Share data	Total USD ($)	Dropdown Predecessor Equity (note 1) [Member] USD ($)	Common Stock and Paid-in Capital [Member]	Accumulated Deficit [Member] USD ($)	Class A [Member] Common Stock and Paid-in Capital [Member] USD ($)	Class B [Member] Common Stock and Paid-in Capital [Member] USD ($)
Balance at Dec. 31, 2008	$ 710,531	$ 588,225		$ (58,939)	$ 181,120	$ 125
Balance, Shares at Dec. 31, 2008			25,000
Net income	55,460	18,690		36,770
Net change in parent's equity from Dropdown Predecessor	78,059	77,854		205
Acquisition of Ashkini Spirit LLC from Teekay Corporation (note 1)	(57,000)	(88,832)		31,832
Proceeds from issuance of Class A common shares, net of offering costs (note 3)	65,508				65,508
Proceeds from issuance of offering costs, shares			7,000
Dividends declared to Teekay Corporation	(23,368)			(23,368)
Dividends declared to other parties	(26,982)			(26,982)
Balance at Dec. 31, 2009	802,208	595,937		(40,482)	246,628	125
Balance, Shares at Dec. 31, 2009			32,000
Net income	(23,142)	(38,704)		15,562
Net change in parent's equity from Dropdown Predecessor	(241,430)	(241,430)
Proceeds from issuance of Class A common shares, net of offering costs (note 3)	234,583				234,583
Proceeds from issuance of offering costs, shares			19,987
Acquisition of Helga Spirit LLC, Yamuna Spirit LLC, and Kaveri Spirit LLC from Teekay Corporation (note 1)	(168,684)	(204,068)		35,384
Acquisition of Esther Spirit LLC, and Iskmati Spirit LLC from Teekay Corporation (note 1)	(107,500)	(113,633)		6,133
Dividends declared to Teekay Corporation	(19,945)			(19,945)
Dividends declared to other parties	(35,299)			(35,299)
Balance at Dec. 31, 2010	440,791	(1,898)		(38,647)	481,211	125
Balance, Shares at Dec. 31, 2010			51,987
Net income	(113,075)	(104,010)		(9,065)
Net change in parent's equity from Dropdown Predecessor	194,701	194,701
Proceeds from issuance of Class A common shares, net of offering costs (note 3)	107,105				107,105
Proceeds from issuance of offering costs, shares			9,890
Dividends declared to Teekay Corporation	(13,373)			(13,373)
Dividends declared to other parties	(37,985)			(37,985)
Balance at Dec. 31, 2011	$ 578,164	$ 88,793		$ (99,070)	$ 588,316	$ 125
Balance, Shares at Dec. 31, 2011			61,877

Consolidated Statements of Changes in Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Proceeds from issuance of offering costs	$ 4.9	$ 9.4	$ 3.1
Class A [Member] | Common Stock and Paid-in Capital [Member]
Proceeds from issuance of offering costs	$ 4.9	$ 9.4	$ 3.1

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
1.	Summary of Significant Accounting Policies

Nature of operations

The Company (as defined below) is engaged in the international marine transportation of crude oil through the operation of its oil tankers. The Company’s revenues are earned in international markets.

Basis of presentation and consolidation principles

During October 2007, Teekay Corporation (Teekay) formed Teekay Tankers Ltd., a Marshall Islands corporation (together with its wholly owned subsidiaries and the Dropdown Predecessor, as described below, collectively the Company), to acquire from Teekay Corporation a fleet of nine double-hull Aframax-class oil tankers in connection with the Company’s initial public offering (or IPO).

The consolidated financial statements reflect the financial position, results of operations and cash flows of Teekay Tankers Ltd., its wholly-owned subsidiaries and its Dropdown Predecessor. The consolidated financial statements have been prepared in conformity with United States generally accepted accounting principles and all significant intercompany balances and transactions have been eliminated upon consolidation.

Certain of the comparative figures have been reclassified to conform with the presentation adopted in the current period, primarily relating to the reclassification in the consolidated balance sheets of $2.9 million at December 31, 2010 from non-current amounts due from affiliates to due from affiliates.

Dropdown Predecessor

The Company accounts for the acquisition of interests in vessels from Teekay as a transfer of a business between entities under common control. The method of accounting for such transfers is similar to the pooling of interests method of accounting. Under this method, the carrying amount of net assets recognized in the balance sheets of each combining entity are carried forward to the balance sheet of the combined entity, and no other assets or liabilities are recognized as a result of the combination. The proceeds paid by the Company over or under Teekay’s historical cost in the acquired vessels are accounted for as a return of capital to or contribution of capital from Teekay. In addition, transfers of net assets between entities under common control are accounted for as if the transfer occurred from the date that the Company and the acquired vessels were both under the common control of Teekay and had begun operations. As a result, the Company’s financial statements prior to the date the interests in these vessels were actually acquired by the Company are retroactively adjusted to reflect these vessels and their related operations and cash flows (referred to herein collectively as the Dropdown Predecessor) during the periods under common control of Teekay.

During June 2012, the Company acquired from Teekay seven conventional oil tankers and six product tankers and related time-charter contracts, debt facilities and an interest rate swap, for an aggregate price of approximately $454.2 million, including the assumption of outstanding debt of approximately $428.1 million (or the 2012 Acquired Business). Ten of the vessels were acquired on June 15, 2012 and the remaining three were acquired on June 26, 2012. As consideration for this acquisition, the Company issued to Teekay 4.5 million Class A common shares and made a cash payment of $1.1 million to Teekay. The 4.5 million Class A common shares had an approximate value of $25.0 million, or $5.60 per share, when the purchase price was agreed to between the parties and a value of $18.3 million, or $4.11 per share, on the acquisition closing date. The purchase price, for accounting purposes, is based upon the value of the Class A common shares on the acquisition closing date. Consequently, common stock and additional paid in capital and accumulated deficit are both $6.7 million lower than if the value of the shares had remained unchanged from when the purchase price was agreed to between the parties. In addition, the Company reimbursed Teekay for $8.4 million of working capital it assumed from Teekay in connection with the 2012 Acquired Business. Teekay has granted the Company a right of first refusal on certain conventional tanker opportunities developed by Teekay prior to June 15, 2015. Teekay prepaid $109.6 million of long term debt of the 2012 Acquired Business on the date of acquisition. The acquisition of the 2012 Acquired Business was accounted for as reorganization between entities under common control. As a result, the Company’s consolidated statements of (loss) income and cash flows for the years ended December 31, 2011, 2010 and 2009 reflect the 2012 Acquired Business as if the Company had acquired the 2012 Acquired Business when the 13 vessels began their respective operations under the ownership of Teekay. Twelve of these vessels began operations prior to the periods covered by these consolidated financial statements and, consequently, are reflected in all periods presented. The remaining vessel began operations on January 6, 2009. The effect of adjusting the Company’s financial statements to account for the 2012 Acquired Business is contained in Note 21.

During 2010, the Company acquired five conventional tankers from Teekay. On April 14, 2010, the Company acquired from Teekay its subsidiaries Kaveri Spirit L.L.C. and Yamuna Spirit L.L.C., which each own a Suezmax-class tanker, the Kaveri Spirit and Yamuna Spirit, respectively. The April 2010 acquisition included Teekay’s rights and obligations under a time-charter contract on the Yamuna Spirit. On May 11, 2010, the Company acquired from Teekay a third subsidiary, Helga Spirit L.L.C. which owns an Aframax tanker, the Helga Spirit. Immediately preceding the sale of the Helga Spirit L.L.C. to the Company, Teekay contributed its beneficial ownership in the time-charter contract on the Helga Spirit to the Helga Spirit L.L.C. The May 2010 acquisition included Teekay’s rights and obligations under the charter on the Helga Spirit. On November 8, 2010, the Company acquired from Teekay its subsidiaries Esther Spirit L.L.C and Iskmati Spirit L.L.C., which own an Aframax-class tanker and a Suezmax-class tanker, the Esther Spirit and Iskmati Spirit, respectively. See also Note 14(a). Immediately preceding the sale of the Esther Spirit L.L.C. to the Company, Teekay contributed its beneficial ownership in the time-charter contract on the Esther Spirit to the Esther Spirit L.L.C. The November 2010 acquisition included Teekay’s rights and obligations under the charter on the Esther Spirit. All five transactions were accounted for as reorganizations between entities under common control. As a result, the Company’s consolidated statements of (loss) income and cash flows for the years ended December 31, 2010 and 2009 reflect the Iskmati Spirit, Kaveri Spirit, and the Yamuna Spirit and their related operations as if the Company had acquired the three Suezmax vessels on August 1, 2007, and the Esther Spirit and Helga Spirit Aframax tankers on July 1, 2004 and January 6, 2005, respectively, when they began respective operations under the ownership of Teekay.

On June 24, 2009, the Company acquired from Teekay its subsidiary Ashkini Spirit L.L.C, which owns a Suezmax tanker, the Ashkini Spirit. See also Note 14(a). As a result, the Company’s consolidated statements of (loss) income and cash flows for the year ended December 31, 2009 reflect this vessel and its related operations and cash flows as if the Company had acquired the vessel on August 1, 2007, when the vessel began operations under the ownership of Teekay.

The effect of adjusting the Company’s financial statements to account for these common control exchanges decreased the Company’s net income for the years ended December 31, 2011 and 2010 by $104.0 million and $38.7 million, respectively, and increased the Company’s net income for the year ended December 31, 2009 by $18.7 million. The adjustments for the Dropdown Predecessor increased the Company’s revenues for the years ended December 31, 2011, 2010 and 2009 by $94.1 million, $123.9 million and $157.5 million, respectively.

The accompanying consolidated financial statements include the financial position, results of operations and cash flows of the Dropdown Predecessor. In the preparation of these consolidated financial statements, general and administrative expenses and interest expense of the Dropdown Predecessor were not identifiable as relating solely to the each specific vessel. General and administrative expenses (consisting primarily of salaries, share-based compensation, and other employee-related costs, office rent, legal and professional fees, and travel and entertainment) were allocated based on the Dropdown Predecessor’s proportionate share of Teekay’s total ship-operating (calendar) days for the period presented. During the years ended December 31, 2011, 2010 and 2009, $7.5 million, $10.1 million and $14.2 million of general and administrative expenses were attributable to the Dropdown Predecessor, respectively. In addition, the Dropdown Predecessor includes debt of Teekay which has been recorded on a pushed-down basis in the amount of $108.7 million and $234.2 million as at December 31, 2011 and 2010. This debt was assumed by Teekay concurrently with the dropdown. Interest expense includes the allocation of interest to the Dropdown Predecessor from Teekay based upon the weighted-average outstanding balance of the push-down debt and the weighted-average interest rate outstanding on Teekay’s loan facilities that were used to finance these loans. During the years ended December 31, 2011, 2010 and 2009, $36.4 million, $45.9 million and $30.0 million of interest expense, respectively, was attributable to the Dropdown Predecessor. Management believes these allocations reasonably present the interest expense and the general and administrative expenses of the Dropdown Predecessor.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. In addition, estimates have been made when allocating expenses from Teekay to the Dropdown Predecessor and such estimates may not be reflective of what actual results would have been if the Dropdown Predecessor had operated independently.

Currency translation

The Company’s functional currency is the U.S. Dollar. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the U.S. Dollar are translated to reflect the year-end exchange rates. Resulting gains or losses are reflected in other income (expenses) in the accompanying consolidated statements of income.

Operating revenues and expenses

The Company recognizes revenues from time charters daily over the term of the charter as the applicable vessel operates under the charter. The Company does not recognize revenues during days that the vessel is off hire. When the time charter contains a profit-sharing agreement, the Company recognizes the profit-sharing or contingent revenues when the contingency is resolved. All revenues from voyage charters are recognized on a percentage of completion method. The Company uses a discharge-to-discharge basis in determining percentage of completion for all spot voyages. The Company does not begin recognizing revenue until a charter has been agreed to by the customer and the Company, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage. The consolidated balance sheets reflect the deferred portion of revenues and expenses, which will be earned in subsequent periods.

Voyage expenses are all expenses unique to a particular voyage, including bunker fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions. The Company, as shipowner, pays voyage expenses under voyage charters, its customers pay voyage expenses under time charters. Vessel operating expenses include crewing, repairs and maintenance, insurance, stores, lube oils and communication expenses. The Company pays vessel operating expenses under both voyage and time charters and for vessels which earn net pool revenue, as described below. Voyage expenses and vessel operating expenses are recognized when incurred.

Revenues and voyage expenses of the vessels operating in pool arrangements are pooled and the resulting net pool revenues, calculated on a time charter equivalent basis, are allocated to the pool participants according to an agreed formula. The agreed formula used to allocate net pool revenues varies between pools, however will generally allocate revenues to pool participants on the basis of the number of days a vessel operates in the pool with weighting adjustments made to reflect vessels’ differing capacities and performance capabilities. The same revenue and expense recognition principles stated above are applied in determining the net pool revenues of the pool. The pools are responsible for paying voyage expenses and distribute net pool revenues to the participants. The Company accounts for the net allocation from the pool as revenues and amounts due from the pool are included in pool receivables from affiliates.

Cash and cash equivalents

The Company classifies all highly liquid investments with an original maturity date of three months or less as cash and cash equivalents.

Accounts receivable and allowance for doubtful accounts

Accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in existing accounts receivable. The Company determines the allowance based on historical write-off experience and customer economic data. The Company reviews the allowance for doubtful accounts regularly and past due balances are reviewed for collectability. Account balances are charged off against the allowance when the Company believes that the receivable will not be recovered. There are no significant amounts recorded as allowance for doubtful accounts as at December 31, 2011 and 2010.

Investment in term loans and other loan receivables.

The Company’s investment in term loans and loan to joint venture are recorded at cost. The premium paid over the outstanding principal amount is amortized to interest income over the term of the loan using the effective interest rate method. The Company analyzes its loans for impairment during each reporting period. A loan is impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Factors the Company considers in determining that a loan is impaired include, among other things, an assessment of the financial condition of the debtor, payment history of the debtor, general economic conditions, the credit rating of the debtor (when available), any information provided by the debtor regarding their ability to repay the loan, and the fair value of the underlying collateral. When a loan is impaired, the Company measures the amount of the impairment based on the present value of expected future cash flows discounted at the loan’s effective interest rate and recognizes the resulting impairment in the statement of income.

The following table contains a summary of the Company’s financing receivables by type and the method by which the Company monitors the credit quality of its financing receivables on a quarterly basis.

			December 31, 2011	December 31, 2010
Class of Financing Receivable	Credit Quality Indicator	Grade	$	$
Investment in term loans and interest receivable	Collateral	Performing	118,598	117,825
Loan to joint venture	Other internal metrics	Performing	9,830	9,830

			128,428	127,655

Investment in joint venture

The Company’s investment in a joint venture related to a 50% interest in a Very Large Crude Carrier (or VLCC) newbuilding and is accounted for using the equity method of accounting. Under the equity method of accounting, investments are stated at initial cost and are adjusted for subsequent additional investments and the Company’s proportionate share of earnings or losses and distributions. The Company evaluates its investment in joint venture for impairment when events or circumstances indicate that the carrying value of such investment may have experienced an other-than-temporary decline in value below its carrying value. If the estimated fair value is less than the carrying value, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in the Company’s statement of income. The Company’s maximum exposure to loss is the amount it has invested in these joint ventures.

Vessels and equipment

All pre-delivery costs incurred during the construction of newbuildings, including interest, supervision and technical costs, are capitalized. The acquisition cost and all costs incurred to restore used vessels purchased by the Company to the standard required to properly service the Company’s customers are capitalized.

Depreciation is calculated on a straight-line basis over a vessel’s estimated useful life, less an estimated residual value. Depreciation is calculated using an estimated useful life of 25 years, or a shorter period if regulations prevent the Company from operating the vessels for 25 years. Depreciation of vessels and equipment excluding amortization of dry-docking costs (including depreciation and amortization attributable to the Dropdown Predecessor) for the years ended December 31, 2011, 2010 and 2009 totaled $65.8 million, $69.1 million and $69.5 million, respectively.

Vessel capital modifications include the addition of new equipment or can encompass various modifications to the vessel which are aimed at improving or increasing the operational efficiency and functionality of the asset. This type of expenditure is capitalized and amortized over the estimated useful life of the modification. Expenditures covering recurring routine repairs or maintenance are expensed as incurred.

Generally, the Company dry docks each vessel every two and a half to five years. The Company capitalizes a substantial portion of the costs incurred during dry docking and amortizes those costs on a straight-line basis over its estimated useful life, which typically is from the completion of a dry docking or intermediate survey to the estimated completion of the next dry docking. The Company includes in capitalized dry docking those costs incurred as part of the dry dock to meet classification and regulatory requirements. The Company expenses costs related to routine repairs and maintenance performed during dry docking that do not improve or extend the useful lives of the assets. When significant dry-docking expenditures occur prior to the expiration of the original amortization period, the remaining unamortized balance of the original dry-docking cost is expensed in the month of the subsequent dry docking.

The following table presents a summary of the Company’s balances on dry-docking costs, from January 1, 2009 to December 31, 2011:

	Year Ended December 31,
	2011	2010	2009
	$	$	$
Balance as at January 1,	26,406	28,143	19,078
Cost incurred for dry docking	3,197	9,311	15,790
Dry dock amortization	(8,658)	(8,254)	(6,725)
Vessel sales (note 18)	—	(2,794)	—

Balance as at December 31,	20,945	26,406	28,143

Vessels and equipment that are “held and used” are assessed for impairment when events or circumstances indicate the carrying amount of the asset may not be recoverable. If the asset’s net carrying value exceeds the net undiscounted cash flows expected to be generated over its remaining useful life, the carrying amount of the asset is reduced to its estimated fair value. Estimated fair value is determined based on discounted cash flows or appraised values depending on the nature of the asset.

Debt issuance costs

Debt issuance costs, including fees, commissions and legal expenses, are capitalized and presented as other non-current assets. Debt issuance costs of revolving credit facilities and term loans are amortized using the effective interest rate method over the term of the relevant loan. Amortization of debt issuance costs is included in interest expense.

Goodwill

Goodwill is not amortized, but reviewed for impairment annually or more frequently if impairment indicators arise. A fair value approach is used to identify potential goodwill impairment and, when necessary, measure the amount of impairment. The Company uses a discounted cash flow model to determine the fair value of reporting units, unless there is a readily determinable fair market value.

Income taxes

The Company recognizes the tax benefits from uncertain tax positions only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the Company’s financial statements from such positions are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement.

The Company has incurred no other income taxes for the years ended December 31, 2011, 2010 and 2009. The Company believes that it and its subsidiaries are not subject to taxation under the laws of the Republic of The Marshall Islands, and qualify for the Section 883 exemption under U.S. federal income tax purposes.

Derivative instruments

All derivative instruments are initially recorded at fair value as either assets or liabilities in the accompanying consolidated balance sheets and subsequently remeasured quarterly to fair value, regardless of the purpose or intent for holding the derivative. The method of recognizing the resulting gains or losses are dependent on whether the derivative contracts are designed to hedge a specific risk and qualify for hedge accounting. The Company has not applied hedge accounting for its interest rate swaps.

For derivative financial instruments that are not designated or that do not qualify as hedges, the changes in the fair value of the derivative financial instruments are recognized in earnings. Gains and losses from the Company’s non-designated interest rate swaps are recorded in realized and unrealized gains (losses) on derivative instruments in the accompanying consolidated statements of income.

Earnings (loss) per share

Earnings (loss) per share is determined by dividing (a) net income (loss) of the Company after (adding) deducting the amount of net (loss) income attributable to the Dropdown Predecessor by (b) the weighted-average number of shares outstanding during the applicable period. The calculation of weighted-average number of shares includes the total Class A and total Class B shares outstanding during the applicable period.

Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2011
Recent Accounting Pronouncements
2.	Recent Accounting Pronouncements

In January 2011, the Company adopted an amendment to Financial Accounting Standards Board (or FASB) Accounting Standards Codification (or ASC) 605, Revenue Recognition, which provides for a new methodology for establishing the fair value for a deliverable in a multiple-element arrangement. When vendor specific objective or third-party evidence for deliverables in a multiple-element arrangement cannot be determined, the Company will be required to develop a best estimate of the selling price of separate deliverables and to allocate the arrangement consideration using the relative selling price method. The adoption of this amendment did not have an impact on the Company’s consolidated financial statements.

Public Offerings	12 Months Ended
Dec. 31, 2011
Public Offerings
3.	Public Offerings

The following table summarizes the issuances of common shares over the three years ending December 31, 2011:

Date	Number of Common Shares Issued		Offering Price (Per Share)	Gross Proceeds		Net Proceeds		Teekay Corporation’s Ownership After the Offering	Use of Proceeds

June 2009	7,000,000		$9.80	68,600		65,508		42.2%	Acquisition of a conventional tanker and prepayment of revolving credit facilities
April 2010	11,391,744	(1)	$12.25	139,549	(1)	134,920	(1)	37.1%	Acquisition of conventional tankers
October 2010	8,595,000		$12.15	104,429		99,663		31.0%	Prepayment of revolving credit facilities
February 2011	9,890,000		$11.33	112,054		107,105		26.0%	Prepayment of revolving credit facilities

(1)	Including 2.6 million unregistered shares of Class A common stock issued to Teekay Corporation at a price per share equal to the offering price, which represented $32.0 million of the purchase price for the Company’s acquisition of the Kaveri Spirit L.L.C., Yamuna Spirit L.L.C. and Helga Spirit L.L.C..

Business Operations	12 Months Ended
Dec. 31, 2011
Business Operations
4.	Business Operations

Significant Customers

The following table presents consolidated revenues and percentage of consolidated revenues for customers that accounted for more than 10% of the Company’s consolidated revenues, including the Dropdown Predecessor, for its sole operating segment during the periods presented.

	Year Ended December 31,
	2011	2010	2009
ConocoPhillips	$33.1 million	$42.0 million	$45.4 million
Statoil ASA	$23.7 million	(1)	(1)
Hyundai Merchant Marine Co. Ltd.	$22.5 million	(1)	(1)
Petroleo Brasileiro S.A.	(1)	$27.5 million	(1)
Valero Energy Corporation	(1)	$23.9 million	(1)

(1)	Less than 10% of the consolidated revenues

Concentration of Credit Risk

There is a concentration of credit risk with respect to cash and cash equivalents to the extent that substantially all of the amounts are carried with Citibank, N.A. and DnB Nor Bank ASA. However, the Company believes this risk is remote.

There is a concentration of credit risk with respect to the total accounts receivables and pool receivables from affiliates with 67% of the total accounts receivable and pool receivable from affiliates are due from affiliates of Teekay Corporation as at December 31, 2011 (see Note 14e). The Company also relies on Teekay Chartering Ltd. to actively manage and administer all voyage-related functions for vessels in the Teekay Aframax Pool (a vessel pooling arrangement of Aframax tankers), the Taurus Pool (a vessel pooling arrangement of product tankers) and on time charter contracts, and Gemini Tankers LLC to manage and administer all voyage-related functions for vessels in the Gemini Pool (a vessel pooling arrangement of Suezmax tankers). Both Teekay Chartering Ltd. and Gemini Tankers LLC are wholly-owned subsidiaries of Teekay Corporation.

There is a concentration of credit risk with respect to the investment in term loans where the Company could potentially be exposed to a loss in the event the borrower of the term loans defaults on interest and principal payments and the value of the collateral is insufficient to recover any outstanding principal and interest.

Investment in Term Loans	12 Months Ended
Dec. 31, 2011
Investment in Term Loans
5.	Investment in Term Loans

In July 2010, the Company acquired two term loans with a total principal amount outstanding of $115.0 million for a total cost of $115.6 million (the Loans). The Loans bear interest at an annual interest rate of 9% per annum and include a repayment premium feature which provides a total investment yield of approximately 10% per annum. As at December 31, 2011 and 2010, $1.8 million and $1.8 million, respectively, were recorded as interest receivable from the investment in these term loans. The 9% interest income is received in quarterly installments and the Loans and repayment premium are payable in full at maturity in July 2013 when the repayment premium of 3% is calculated on the principal amount of the Loan outstanding at maturity. As at December 31, 2011 and 2010, the repayment premium included in the principal balance was $1.5 million and $0.5 million, respectively. Interest income in respect of the Loans is included in revenues in the consolidated statements of (loss) income. The Loans are collateralized by first priority mortgages on two 2010-built VLCCs owned by a shipowner based in Asia, together with other related security. The Loans can be repaid prior to maturity, at the option of the borrower. The maximum potential loss is the Company’s original investment of $115.6 million plus any unpaid interest, which exposes the Company to a concentration of credit risk (see Note 4).

Loan to Joint Venture	12 Months Ended
Dec. 31, 2011
Loan to Joint Venture
6.	Loan to Joint Venture

In September, 2010, the Company entered into a joint venture arrangement (the Joint Venture) with Wah Kwong Maritime Transport Holdings Limited (or Wah Kwong), to have a VLCC newbuilding constructed, managed and chartered to third parties. The Company has a 50% economic interest in the Joint Venture, which is jointly controlled by the Company and Wah Kwong. The VLCC has an estimated purchase price of approximately $98 million (of which the Company’s 50% portion is $49 million), excluding capitalized interest and other miscellaneous construction costs. The vessel is expected to be delivered during the second quarter of 2013. As at December 31, 2011, the remaining payments required to be made under this newbuilding contract, including Wah Kwong’s 50% share, was $44.1 million in 2012 and $34.3 million in 2013. As of December 31, 2011, the Joint Venture had received a firm commitment from a financial institution for a loan of $68.6 million. The loan finalization was subsequently completed in the first quarter of 2012. The Company and Wah Kwong have each agreed to finance 50% of the costs to acquire the VLCC that are not financed with commercial bank financing. The Company made its initial $9.8 million advance to the Joint Venture in October 2010. The advance is non-interest bearing and unsecured. A third party has agreed to time-charter the vessel following its delivery for a term of five years at a fixed daily rate and an additional amount if the daily rate of any sub-charter earned by the third party exceeds a certain threshold.

Goodwill	12 Months Ended
Dec. 31, 2011
Goodwill
7.	Goodwill

During the year ended December 31, 2011, the Company concluded that indicators of impairment were present for the conventional tanker fleet. The conventional tanker market continues to experience an oversupply of vessels relative to tanker demand. Consequently, the Company performed a vessel and goodwill impairment analysis on the conventional tanker fleet. Based on the results of this analysis, the Company concluded that none of its vessels were impaired. However, the Company concluded that the carrying value of the goodwill, all relating to the Suezmax reporting unit, exceeded its fair value. As a result, a goodwill impairment charge of $19.3 million was recognized in the Company’s consolidated statements of (loss) income for the year ended December 31, 2011, of which $6.0 million was attributable to the Dropdown Predecessor. The fair value of this reporting unit was determined using the present value of the expected future cash flows discounted at a rate equivalent to a market participant’s weighted-average cost of capital. The estimates and assumptions regarding expected future cash flows and the appropriate discount rates are, in part, based upon existing contracts, future tanker market rates, historical experience, financial forecasts and industry trends and conditions.

Accrued Liabilities	12 Months Ended
Dec. 31, 2011
Accrued Liabilities
8.	Accrued Liabilities

	December 31,
	2011	2010
Voyage and vessel	5,727	6,634
Interest	4,313	5,592
Payroll and benefits to related parties	4,487	4,297

	14,527	16,523

Long-Term Debt	12 Months Ended
Dec. 31, 2011
Long-Term Debt
9.	Long-Term Debt

	December 31,
	2011	2010
Revolving Credit Facility due 2017	339,000	442,328
Term Loan due through 2017	9,900	11,700
Long-term debt of Dropdown Predecessor (note 1)	559,830	434,055

	908,730	888,083
Less current portion	(26,268)	(20,365)

Total	882,462	867,718

The Company and Teekay are parties to a revolving credit facility (or the Revolver). The Company is the borrower under Tranche A of the Revolver (or the Tranche A Revolver) and certain 100%-owned subsidiaries of Teekay are borrowers under Tranche B of the Revolver (or the Tranche B Revolver). If any borrower under the Tranche B Revolver is acquired by the Company, the borrowings and amount available under the Tranche B Revolver that are related to the acquired entity will be added to the Tranche A Revolver, upon certain conditions being met. As of December 31, 2011, the Tranche A Revolver provided for borrowings of up to $616.5 million, of which $277.5 million was undrawn. The total available credit facility at December 31, 2011 remained unchanged from December 31, 2010, and the amount drawn under the Tranche A Revolver decreased as a result of a prepayment of $103.0 million made in February 2011 using the net proceeds from the Company’s February 2011 equity offering (see Note 3). The total amount available under the Tranche A Revolver reduces by a semi-annual amount of $33.9 million commencing in late 2012, and the Tranche A Revolver matures in 2017. The Tranche A Revolver may be prepaid at any time in amounts of not less than $5.0 million. Interest payments are based on LIBOR plus a margin of 0.60%. As at December 31, 2011, the weighted-average interest rate on the Tranche A Revolver was 1.01% (December 31, 2010 – 0.89%). The Tranche A Revolver is collateralized by first-priority mortgages granted on 14 of the Company’s vessels, together with other related security, and includes a guarantee from the Company for all outstanding amounts. The Tranche A Revolver requires that the Company and certain of its subsidiaries maintain minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with more than six months to maturity) of $35.0 million and at least 5.0% of the Company’s total debt. As at December 31, 2011, the Company was in compliance with all its covenants on the Tranche A Revolver.

As at December 31, 2011, the Company had one term loan outstanding in the amount of $9.9 million. This term loan bears interest at a fixed-rate of 4.06%, requires quarterly principal payments of $0.45 million, and is collateralized by a first-priority mortgage on one of the Company’s vessels, together with certain other related security. The term loan is guaranteed by Teekay and contains covenants that require Teekay to maintain the greater of free cash (cash and cash equivalents) of at least $100.0 million and an aggregate of free cash and undrawn committed revolving credit lines with at least six months to maturity of at least 7.5% of Teekay’s total consolidated debt which has recourse to Teekay. The term loan requires that its subsidiary maintain a minimum hull coverage ratio of 115% of the total outstanding balance for the facility period. As at December 31, 2011, Teekay was in compliance with all its covenants on this term loan.

As at December 31, 2011 the Dropdown Predecessor had $559.8 million of long-term debt, which included $265.0 million of debt from the Tranche B Revolver and other revolving credit facilities of Teekay (or the Predecessor Revolvers), $186.2 million of term loans of Teekay (or the Predecessor Term Loans) and $108.7 million of other debt of Teekay. As of December 31, 2011, the Predecessor Revolvers provided for aggregate borrowings of up to $293.2 million, of which $28.2 million was undrawn. Interest payments on the Predecessor Revolvers and $128.9 million of the Predecessor Term Loans are based on LIBOR plus margins. At December 31, 2011 and 2010, the margins ranged between 0.3% and 1.0%. At December 31, 2011 and 2010, the three-month LIBOR was 0.58% and 0.30%, respectively. Interest payments on $57.3 million of the Predecessor Term Loans and $108.7 million of other debt of Teekay are based on fixed interest rates of 4.9% and 8.5%, respectively. The total amount available under the Predecessor Revolvers reduces by $19.4 million (2012), $30.1 million (2013), $30.1 million (2014), $57.0 million (2015), $25.2 million (2016) and $131.4 million (thereafter). The Predecessor Revolvers and Predecessor Term Loans are collateralized by first-priority mortgages granted on 13 of the Dropdown Predecessor’s vessels, together with other related security, and include a guarantee from Teekay or its subsidiaries for all outstanding amounts. One of the Predecessor Revolvers and one the Predecessor Term Loans requires that the Dropdown Predecessor maintain a minimum hull coverage ratio of 105% and 115%, respectively, of the total outstanding balance for the facility period. The Predecessor Revolvers and Predecessor Term Loans are guaranteed by Teekay and contain covenants that require Teekay to maintain the greater of free cash (cash and cash equivalents) of at least $100.0 million and an aggregate of free cash and undrawn committed revolving credit lines with at least six months to maturity of at least 7.5% of Teekay’s total consolidated debt which has recourse to Teekay. The Company assumed the Predecessor Revolvers and Predecessor Term Loans upon its acquiring the 2012 Acquired Business. Teekay retained the $108.7 million of other debt of Teekay. As at December 31, 2011, Teekay was in compliance with all its covenants on the Predecessor Revolvers and Predecessor Term Loans.

The aggregate annual long-term debt principal repayments required to be made by the Company subsequent to December 31, 2011, excluding principal repayments required pursuant to the $108.7 million of other debt retained by Teekay, are $26.3 million (2012), $35.7 million (2013), $50.5 million (2014), $77.3 million (2015), $73.3 million (2016) and $536.9 million (thereafter).

The weighted-average effective interest rate on the Company’s long-term debt as at December 31, 2011 was 2.2% (December 31, 2010 – 3.3%). This rate does not reflect the effect of the Company’s interest rate swap agreements (see Note 10).

Derivative Instruments	12 Months Ended
Dec. 31, 2011
Derivative Instruments
10.	Derivative Instruments

The Company uses derivatives in accordance with its overall risk management policies. The Company enters into interest rate swap agreements which exchange a receipt of floating interest for a payment of fixed interest to reduce the Company’s exposure to interest rate variability on its outstanding floating-rate debt. The Company has not designated, for accounting purposes, its interest rate swaps as cash flow hedges of its U.S. Dollar denominated LIBOR borrowings.

Realized and unrealized losses (gains) relating to the Company’s interest rate swaps have been reported in realized and unrealized (loss) gain on the consolidated statements of (loss) income. During the year ended December 31, 2011, the Company recognized a net realized loss of $39.0 million and an unrealized gain of $11.2 million, relating to its interest rate swaps. During the year ended December 31, 2010, the Company recognized a net realized loss of $14.9 million and an unrealized loss of $13.8 million, relating to its interest rate swaps. During year ended December 31, 2009, the Company recognized a net realized loss of $10.9 million and an unrealized gain of $22.9 million, relating to its interest rate swaps.

The following summarizes the Company’s derivative positions as at December 31, 2011:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Asset (Liability) $	Remaining Term (years)	Fixed Interest Rate (%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swap (1)	USD LIBOR 3M	200,000	(12,000)	4.8	2.51
U.S. Dollar-denominated interest rate swap (1)	USD LIBOR 3M	100,000	(25,028)	5.8	5.55
U.S. Dollar-denominated interest rate swap (1)	USD LIBOR 3M	70,000	(159)	0.5	0.85
U.S. Dollar-denominated interest rate swap (1)	USD LIBOR 3M	45,000	(410)	1.5	1.19

(1)	Excludes the margin the Company pays on its variable-rate debt, which as of December 31, 2011 was 0.6%

The Company is potentially exposed to credit loss in the event of non-performance by the counterparty to the interest rate swap agreements in the event that the fair value results in an asset being recorded. In order to minimize counterparty risk, the Company only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time transactions are entered into.

Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2011
Other Long-Term Liabilities
11.	Other Long-Term Liabilities

The Company recognizes freight tax expenses in other expenses in the consolidated statements of (loss) income. The Company does not presently anticipate such uncertain tax positions will significantly increase or decrease in the next 12 months; however, actual developments could differ from those currently expected. The following is a roll-forward of the Company’s freight tax expenses which are recorded in other long-term liabilities, from January 1, 2009 to December 31, 2011:

	Year Ended December 31,
	2011	2010	2009
Balance at January 1,	5,073	4,102	2,533
Freight tax expense	376	971	1,569

Balance at December 31,	5,449	5,073	4,102

The remainder of the amounts recorded in other expenses relate to foreign exchange gains and losses.

Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements
12.	Fair Value Measurements

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents – The fair value of the Company’s cash and cash equivalents approximates its carrying amounts reported in the consolidated balance sheets.

Investment in term loans and interest receivable – The fair value of the Company’s investment in term loans and interest receivable is estimated using a discounted cash flow analysis, based on current rates currently available for debt with similar terms and remaining maturities. In addition, an assessment of the credit worthiness of the borrower and the value of the collateral is taken into account when determining the fair value.

Loan to joint venture – The fair value of the Company’s loan to joint venture approximates the actual amounts loaned to the joint venture as reported in the accompanying consolidated balance sheets. The loan is non-interest bearing with no stated terms of repayment.

Due from / to affiliates – The fair value of the Company’s due from / to affiliates approximates their carrying amounts reported in the accompanying consolidated balance sheets.

Long-term debt – The fair values of the Company’s fixed-rate and variable-rate long-term debt is based on quoted market prices or estimated using discounted cash flow analyses, based on rates currently available for debt with similar terms and remaining maturities and the current credit worthiness of the Company.

Derivative instruments – The fair value of the Company’s interest rate swap agreements are the estimated amounts that the Company would receive or pay to terminate the agreements at the reporting date, taking into account current interest rates, and if the swap is not collateralized, the current credit worthiness of either the Company or the swap counterparties. The estimated amount is the present value of future cash flows. The inputs used to determine the future cash flows include the fixed interest rate of the swaps and market interest rates.

The Company categorizes its fair value estimates using a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value as follows:

Level 1. Observable inputs such as quoted prices in active markets;
Level 2. Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and
Level 3. Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The estimated fair value of the Company’s financial instruments and categorization using the fair value hierarchy for those assets and liabilities that are measured at fair value on a recurring basis is as follows:

		December 31, 2011		December 31, 2010
	Fair Value Hierarchy Level	Carrying Amount Asset/ (Liability) $	Fair Value Asset/ (Liability) $	Carrying Amount Asset/ (Liability) $	Fair Value Asset/ (Liability) $
Cash and cash equivalents		18,566	18,566	14,889	14,889
Investment in term loans and interest receivable		118,598	120,222	117,825	120,837
Due from affiliates		166,346	166,346	57,668	57,668
Loan to joint venture		9,830	9,830	9,830	9,830
Due to affiliates		(91,200)	(91,200)	(270,718)	(270,718)
Long-term debt, including current portion		(908,730)	(811,617)	(888,083)	(841,295)
Derivative instruments
Interest rate swap agreements	Level 2	(37,597)	(37,597)	(46,449)	(46,449)

(1)	The fair value hierarchy level is only applicable to each item on the consolidated balance sheets that is recorded at fair value on a recurring basis.

Capital Stock	12 Months Ended
Dec. 31, 2011
Capital Stock
13.	Capital Stock

The authorized capital stock of Teekay Tankers Ltd. is 100,000,000 shares of preferred stock, with a par value of $0.01 per share, 200,000,000 shares of Class A common stock, with a par value of $0.01 per share, and 100,000,000 shares of Class B common stock, with a par value of $0.01 per share. The shares of Class A common stock entitle the holder to one vote per share while the shares of Class B common stock entitle the holder to five votes per share, subject to a 49% aggregate Class B common stock voting power maximum. As at December 31, 2011, the Company had 49.4 million shares of Class A common stock, 12.5 million shares of Class B common stock and no shares of Preferred Stock issued and outstanding.

Dividends may be declared and paid out of surplus only, but if there is no surplus, dividends may be declared or paid out of the net profits for the fiscal year in which the dividend is declared and for the preceding fiscal year. Surplus is the excess of the net assets of the company over the aggregated par value of the issued shares of the Company. Subject to preferences that may apply to any shares of preferred stock outstanding at the time, the holders of Class A common stock and Class B common stock are entitled to share equally in any dividends that the board of directors declares from time to time out of funds legally available for dividends.

Upon the Company’s liquidation, dissolution or winding-up, the holders of Class A common stock and Class B common stock shall be entitled to share equally in all assets remaining after the payment of any liabilities and the liquidation preferences on any outstanding preferred stock. Shares of the Company’s Class A common stock are not convertible into any other shares of the Company’s capital stock. Each share of Class B common stock is convertible at any time at the option of the holder thereof into one share of Class A common stock. Upon any transfer of shares of Class B common stock to a holder other than Teekay Corporation (or any of its affiliates or any successor to Teekay Corporation’s business or to all or substantially all of its assets), such shares of Class B common stock shall automatically convert into Class A common stock upon such transfer. In addition, all shares of Class B common stock will automatically convert into shares of Class A common stock if the aggregate number of outstanding shares of Class A common stock and Class B common stock beneficially owned by Teekay Corporation and its affiliates falls below 15% of the aggregate number of outstanding shares of common stock. All such conversions will be effected on a one-for-one basis.

As at December 31, 2011 and December 31, 2010, the Company had reserved under its 2007 Long-Term Incentive Plan a total of 1,000,000 shares of Class A common stock for issuance pursuant to awards to be granted. To date, the Company has satisfied awards under the plan through open market purchases and deliveries to the grantees, rather than issuing shares from authorized capital. For the years ended December 31, 2011, 2010 and 2009, 30,596 shares, 19,371 shares and 28,178 shares of Class A common stock have been granted and delivered to non-management Directors as part of the Directors’ annual compensation, respectively. As at December 31, 2011, 2010 and 2009, total of 91,398 shares 60,802 shares and 41,431 shares of Class A common stock, respectively, had been granted and delivered. The granting of such stock has been included in general and administrative expenses in the amounts of $0.3 million, $0.2 million, and $0.2 million for the years ended December 31, 2011, 2010, and 2009, respectively.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions
14.	Related Party Transactions

Dropdown Acquisitions

a.	During June 2012, the Company acquired from Teekay a fleet of 13 double-hull conventional oil and product tankers and related time-charter contracts, debt facilities and other assets and rights, for an aggregate purchase price of approximately $454.2 million (see Notes 1 and 21).

In November 2010, the Company acquired from Teekay its subsidiaries Esther Spirit L.L.C., which owns an Aframax tanker, the Esther Spirit, and Iskmati Spirit L.L.C., which owns a Suezmax tanker, the Iskmati Spirit, for a total of $107.5 million. The acquisition was financed with funds from the Revolver. The excess of the historical book value over the purchase price of these vessels was $6.1 million and is reflected as a contribution of capital from Teekay on the date of acquisition. In addition, a $77.9 million prepayment of long term debt of the Dropdown Predecessor was made by Teekay on the date of acquisition.

In April 2010, the Company acquired from Teekay its subsidiaries Kaveri Spirit L.L.C. and Yamuna Spirit L.L.C., which each own a Suezmax tanker, the Kaveri Spirit and the Yamuna Spirit, respectively for a total of $124.2 million. In May 2010, the Company acquired from Teekay its subsidiary Helga Spirit L.L.C., which owns an Aframax tanker, the Helga Spirit, for $44.5 million. These acquisitions were financed with net proceeds of $102.9 million from the offering of 8.8 million Class A common shares to the public and through the issuance to Teekay of 2.6 million Class A common shares. The issuance of the 2.6 million Class A common shares to Teekay had a value of $32.0 million (see Note 3). The excess of the historical book value over the purchase price of these vessels was $35.4 million and is reflected as a contribution of capital from Teekay on the date of acquisition. In addition, a net $183.9 million prepayment of long term debt of the Dropdown Predecessor was made by Teekay on the date of acquisition.

On June 24, 2009, the Company acquired from Teekay its subsidiary Ashkini Spirit L.L.C., which owns a Suezmax tanker, the Ashkini Spirit for $57.0 million, excluding $0.7 million for working capital assumed. The acquisition was funded using net proceeds of a public offering of 7.0 million Class A common shares. No debt was assumed as a result of the acquisition and the amount available to be drawn on the Company’s revolving credit facility increased by $58.0 million. The excess of the historical book value over the purchase price of the Dropdown Predecessor was $31.8 million and is reflected as a contribution of capital from Teekay on the date of acquisition. In addition, a $92.3 million prepayment of long term debt of Dropdown Predecessor was made on the date of acquisition.

Management Fee – Related

b.	Teekay and its wholly owned subsidiary and the Company’s manager, Teekay Tankers Management Services Ltd. (the Manager), provide commercial, technical, strategic and administrative services to the Company. In addition, certain of the Company’s vessels participate in pooling arrangements that are managed by wholly owned subsidiaries of Teekay Corporation (collectively the Pool Managers). Such related party transactions were as follows:

	Year Ended December 31,
	2011 $	2010 $	2009 $
Time charter revenues(i)	—	6,872	13,415
Pool management fees and commissions(ii)	2,674	2,778	3,540
Commercial management fees(iii)	982	970	933
Vessel operating expenses—crew training	2,263	1,858	1,030
Vessel operating expenses—crewing and manning(iv)	50,218	46,218	45,195
General and administrative(v)	6,484	4,680	4,718
General and administrative—Dropdown Predecessor	7,516	10,163	14,128
Interest expense—Dropdown Predecessor	36,354	45,924	29,988

(i)	Revenue from the 2-year Nassau Spirit time-charter agreement with Teekay which expired in July 2010.
(ii)	The Company’s share of the Pool Managers’ fees which are reflected as a reduction to net pool revenues from affiliates.
(iii)	The Manager’s commercial management fees for vessels on time-charter contracts, which are reflected in voyage expenses.
(iv)	Reimbursement of the Manager’s crewing and manning costs to operate the Company’s vessels.
(v)	The Manager’s technical, strategic and administrative service fees.

c.	The Manager and other subsidiaries of Teekay collect revenues and remit payments for expenses incurred by the Company’s vessels. Such amounts, which are presented on the consolidated balance sheets in due from affiliates or due to affiliates, are without interest or stated terms of repayment. In addition, $4.5 million and $4.3 million were payable to the Manager as at December 31, 2011 and December 31, 2010, respectively, for reimbursement of the Manager’s crewing and manning costs to operate the Company’s vessels and such amounts are included in accrued liabilities on the consolidated balance sheets. The amounts owing from the Pool Managers, which are reflected in the consolidated balance sheets as pool receivables from affiliates, are without interest and are repayable upon the terms contained within the applicable pool agreement. In addition, the Company had advanced $5.4 million and $4.6 million as at December 31, 2011 and December 31, 2010, respectively, to the Pool Managers for working capital purposes. The Company may be required to advance additional working capital funds from time to time. Working capital advances will be returned to the Company when a vessel no longer participates in the applicable pool, less any set-offs for outstanding liabilities or contingencies. These activities, which are reflected in the consolidated balance sheets as due from affiliates, are without interest or stated terms of repayment.

d.	The Company’s executive officers are employees of Teekay Corporation or subsidiaries thereof, and their compensation (other than any awards under the Company’s long-term incentive plan described in Note 13) is set and paid by Teekay Corporation or such other subsidiaries. The Company reimburses Teekay Corporation for time spent by its executive officers on the Company’s management matters through the strategic portion of the management fee. The strategic management fee reimbursements, included in the management fee described above, for the years ended December 31, 2011, 2010 and 2009 were $1.7 million, $1.0 million and $1.2 million, respectively.

The management agreement provides for payment to the Manager of a performance fee in certain circumstances. If Gross Cash Available for Distribution for a given fiscal year exceeds $3.20 per share of the Company’s weighted average outstanding common stock (or the Incentive Threshold), the Company is generally required to pay a performance fee equal to 20% of all Gross Cash Available for Distribution for such year in excess of the Incentive Threshold. The Company did not incur any performance fees for the years ended December 31, 2011, 2010 and 2009. Cash Available for Distribution represents net (loss) income plus depreciation and amortization, unrealized losses from derivatives, non-cash items and any write-offs or other non-recurring items, less unrealized gains from derivatives and net income attributable to the historical results of vessels acquired by the Company from Teekay Corporation, prior to their acquisition by us, for the period when these vessels were owned and operated by Teekay Corporation. Gross Cash Available for Distribution represents Cash Available for Distribution without giving effect to any deductions for performance fees and reduced by the amount of any reserves the Company’s board of directors may establish during the applicable fiscal period that have not already reduced the Cash Available for Distribution. Reserves for the year ended December 31, 2011, included a $6.4 million dry-docking and capital upgrades reserve, and a $1.8 million reserve for loan principal repayment. Reserves for the year ended December 31, 2010, included a $4.8 million dry-docking and capital upgrades reserve, and a $3.2 million reserve for loan principal repayment. Reserves for the year ended December 31, 2009, included a $9.5 million dry-docking and capital upgrades reserve, and a $3.6 million reserve for loan principal repayment.

e.

Pursuant to pooling arrangements (see Note 4), the Pool Managers provide certain commercial services to the pool participants and administer the pools in exchange for a fee currently equal to 1.25% of the gross revenues attributable to each pool participant’s vessels and a fixed amount per vessel per day which ranges from $275 (for the Suezmax tanker pool) to $350 (for the Teekay Aframax Pool and Taurus Pool). Voyage revenues and voyage expenses of the Company’s vessels operating in these pool arrangements are pooled with the voyage revenues and voyage expenses of other pool participants. The resulting net pool revenues, calculated on a time-charter equivalent basis, are allocated to the pool participants according to an agreed formula. The Company accounts for the net allocation from the pools as “net pool revenues from affiliates” on the consolidated statements of income. The pool receivable from affiliates as at December 31, 2011 and December 31, 2010 was $4.4 million and $11.1 million, respectively.

Operating Leases	12 Months Ended
Dec. 31, 2011
Operating Leases
15.	Operating Leases

Charters-in

As at December 31, 2011, minimum commitments to be incurred by the Company under vessel operating leases by which the Company charters-in vessels were approximately $1.8 million (2012) and $nil (thereafter). The Company recognizes the expense from these charters, which is included in time-charter hire expense, on a straight-line basis over the firm period of the charters.

Charters-out

As at December 31, 2011, eighteen of the Company’s vessels operated under fixed-rate time charters with the Company’s customers, of which eight time-charter contracts are scheduled to expire in 2012, three time-charter contracts are scheduled to expire in 2013, three time-charter contracts are scheduled to expire in 2014 and two time-charter contacts are scheduled to expire in both 2015 and 2016. As at December 31, 2011, minimum scheduled future revenues to be received by the Company under time charters then in place were approximately $246.5 million, comprised of $113.5 million (2012), $59.6 million (2013), $46.1 million (2014), $20.8 million (2015), and $6.5 million (2016). The carrying amount of the vessels employed on operating leases at December 31, 2011, was $799.3 million (2010—$896.0 million).

The minimum scheduled future revenues should not be construed to reflect total charter hire revenues for any of the years. Minimum scheduled future revenues do not include revenue generated from new contracts entered into after December 31, 2011, revenue from unexercised option periods of contracts that existed on December 31, 2011, or variable or contingent revenues. In addition, minimum scheduled future revenues presented in this note have been reduced by estimated off-hire time for period maintenance. The amounts may vary given unscheduled future events such as vessel maintenance.

Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Information
16.	Supplemental Cash Flow Information

a)	The changes in non-cash working capital items related to operating activities for the years ended December 31, 2011, 2010, and 2009 are as follows:

	Year Ended December 31,
	2011	2010	2009
Accounts receivable and interest receivable	(808)	(3,061)	7,782
Pool receivables from affiliates	6,697	7,327	(1,882)
Due from affiliates	(253)	(9,287)	22,717
Prepaid expenses and other current assets	(1,409)	1,273	3,289
Accounts payable and accrued liabilities	(1,788)	(3,768)	3,650
Due to affiliates	(842)	5,841	—
Deferred revenue	(2,692)	(978)	(1,004)
Other	262	692	778

	(833)	(1,961)	35,330

b)	Cash interest paid (including interest paid by the Dropdown Predecessor) during the years ended December 31, 2011, 2010, and 2009 totalled $79.1 million, $64.4 million, and $47.2 million, respectively, including realized losses on the Company’s interest rate swaps.
c)	Increases and decreases in the amount of debt allocated to Dropdown Predecessor from Teekay has been treated as a non-cash transaction in the Company’s statement of cash flows. Such repayments (drawdowns) for the years ended December 31, 2011, 2010 and 2009 were $(82.3) million, $171.4 million and $(125.5) million, respectively.

Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share
17.	Earnings Per Share

The net (loss) income available for common stockholders and (loss) earnings per common share presented in the table below excludes the results of operations of the Dropdown Predecessor (see Note 1).

	Year Ended December 31,
	2011	2010	2009
Net (loss) income	(113,075)	(23,142)	55,460
Net loss (income) attributable to the Dropdown Predecessor	104,010	38,704	(18,690)

Net (loss) income available for common stockholders	(9,065)	15,562	36,770

Weighted-average number of common shares	60,770,525	42,330,038	28,643,836

Common shares and common share equivalents outstanding at the end of year	61,876,744	51,986,744	32,000,000

(Loss) earnings per common share:
– Basic and diluted	(0.15)	0.37	1.28

Vessel Sales and Impairments	12 Months Ended
Dec. 31, 2011
Vessel Sales and Impairments
18.	Vessel Sales and Impairments

a)	The Company sold two 1995-built Aframax tankers, the Falster Spirit for $17.3 million in April 2010 and the Sotra Spirit for $17.2 million in August 2010, resulting in a total net loss on sale of $1.9 million. Both vessels were trading in the Teekay Aframax Pool prior to the sales.

b)	The Company’s consolidated statements of loss (income) for the year ended December 31, 2011 includes a $58.0 million write-down on certain of the Dropdown Predecessor’s conventional tankers. The vessels were written down to their estimated fair values, which is the estimated sales price of the vessels. The recognition of these write-downs was the result of the continuing weak tanker market, which has largely been caused by an oversupply of vessels relative to demand.

Accounting Pronouncements Not Yet Adopted	12 Months Ended
Dec. 31, 2011
Accounting Pronouncements Not Yet Adopted
19.	Accounting Pronouncements Not Yet Adopted

In May 2011, the FASB issued amendments to FASB ASC 820, Fair Value Measurement, which clarify or change the application of existing fair value measurements, including that the highest and best use and valuation premise in a fair value measurement are relevant only when measuring the fair value of nonfinancial assets; that a reporting entity should measure the fair value of its own equity instrument from the perspective of a market participant that holds that instrument as an asset; to permit an entity to measure the fair value of certain financial instruments on a net basis rather than based on its gross exposure when the reporting entity manages its financial instruments on the basis of such net exposure; that in the absence of a Level 1 input, a reporting entity should apply premiums and discounts when market participants would do so when pricing the asset or liability consistent with the unit of account; and that premiums and discounts related to size as a characteristic of the reporting entity’s holding are not permitted in a fair value measurement. These amendments became effective for the Company on January 1, 2012. The adoption of this amendment did not have a material impact on the Company’s consolidated financial statements.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events

20. Subsequent Events

a)	On February 13, 2012, the Company completed a public offering of 17.25 million shares of its Class A common stock at a price of $4.00 per share, for gross proceeds of $69 million. The Company primarily used the net offering proceeds to repay $55.0 million of the outstanding debt under the revolving credit facility and the balance for general corporate purposes.

b)	During June 2012, the Company acquired from Teekay Corporation a fleet of 13 double-hull conventional oil and product tankers and related time-charter contracts, debt facilities and other assets and rights, for an aggregate purchase price of approximately $454.2 million (see Note 1 and 21).

2012 Acquired Business	12 Months Ended
Dec. 31, 2011
2012 Acquired Business
21.	2012 Acquired Business

The following are condensed combining financial statements of the Company. These financial statements present the financial position of the Company as of December 31, 2011 and 2010, and the results of its operations and its cash flows for the three years in the period ended December 31, 2011. The column titled “Historical Teekay Tankers” represents this information before being retroactively adjusted to include the 2012 Acquired Business between (a) the date that the Company and the acquired vessels were both under the common control of Teekay and had begun operations and (b) the date the Company acquired the vessels from Teekay Corporation in June 2012.

	Teekay Tankers Ltd.
	Condensed Combined Statement of (Loss) Income (in thousands of U.S. dollars)
	Year Ended December 31, 2011			Year Ended December 31, 2010			Year Ended December 31, 2009
	Historical Teekay Tankers $	2012 Acquired Business $	Total $	Historical Teekay Tankers $	2012 Acquired Business $	Total $	Historical Teekay Tankers $	2012 Acquired Business $	Total $
REVENUES
Time charter revenues	78,780	76,811	155,591	86,244	71,351	157,595	88,057	52,472	140,529
Net pool revenues	30,894	17,264	48,158	47,914	26,673	74,587	69,851	47,727	117,578
Voyage charter revenues	—	—	—	24	2,847	2,871	1,782	4,420	6,202
Interest income from investment in term loans	11,323	—	11,323	5,297	—	5,297	—	—	—

Total revenues	120,997	94,075	215,072	139,479	100,871	240,350	159,690	104,619	264,309

OPERATING EXPENSES
Voyage expenses	2,697	752	3,449	2,544	2,757	5,301	5,452	2,051	7,503
Vessel operating expenses	42,056	42,033	84,089	44,453	37,197	81,650	46,644	32,816	79,460
Time-charter hire expense	4,046	—	4,046	—	—	—	—	—	—
Depreciation and amortization	43,185	31,297	74,482	45,455	31,862	77,317	45,158	31,043	76,201
General and administrative	8,609	7,516	16,125	9,789	6,831	16,620	11,800	8,075	19,875
Vessel impairments and net loss on sale of vessels	—	58,034	58,034	1,864	—	1,864	—	—	—
Goodwill impairment charge	13,310	5,984	19,294	—	—	—	—	—	—

Total operating expenses	113,903	145,616	259,519	104,105	78,647	182,752	109,054	73,985	183,039

Income from operations	7,094	(51,541)	(44,447)	35,374	22,224	57,598	50,636	30,634	81,270

OTHER ITEMS
Interest expense	(4,185)	(36,354)	(40,539)	(7,513)	(43,627)	(51,140)	(12,082)	(24,133)	(36,215)
Interest income	57	14	71	97	3	100	70	—	70
Realized and unrealized (loss) gain on derivative instruments	(11,444)	(16,339)	(27,783)	(10,536)	(18,148)	(28,684)	4,310	7,648	11,958
Other expenses	(587)	210	(377)	(1,113)	97	(1,016)	(850)	(773)	(1,623)

Total other items	(16,159)	(52,469)	(68,628)	(19,065)	(61,675)	(80,740)	(8,552)	(17,258)	(25,810)

Net (loss) income	(9,065)	(104,010)	(113,075)	16,309	(39,451)	(23,142)	42,084	13,376	55,460

	Teekay Tankers Ltd.
	Condensed Combined Balance Sheet
	(in thousands of U.S. dollars)
	As at December 31, 2011			As at December 31, 2010
	Historical Teekay Tankers $	2012 Acquired Business $	Total $	Historical Teekay Tankers $	2012 Acquired Business $	Total $
ASSETS
Current
Cash and cash equivalents	15,859	2,707	18,566	12,450	2,439	14,889
Pool receivables from affiliates, net	2,664	1,696	4,360	8,606	2,451	11,057
Accounts receivable	157	2,028	2,185	175	2,167	2,342
Interest receivable on investment in term loans	1,754	—	1,754	1,811	—	1,811
Due from affiliates	12,610	153,736	166,346	12,357	45,311	57,668
Prepaid expenses	3,395	2,864	6,259	2,492	2,520	5,012
Other current assets	308	—	308	146	—	146

Total current assets	36,747	163,031	199,778	38,037	54,888	92,925

Vessels and equipment
At cost, less accumulated depreciation	716,567	593,929	1,310,496	757,437	678,041	1,435,478
Investment in term loans	116,844	—	116,844	116,014	—	116,014
Loan to joint venture	9,830	—	9,830	9,830	—	9,830
Other non-current assets	1,938	2,583	4,521	1,889	2,993	4,882
Goodwill	—	—	—	13,310	5,984	19,294

Total assets	881,926	759,543	1,641,469	936,517	741,906	1,678,423

LIABILITIES AND EQUITY
Current
Accounts payable	1,935	2,429	4,364	2,124	1,870	3,994
Accrued liabilities	7,423	7,104	14,527	7,949	8,574	16,523
Current portion of long-term debt	1,800	24,468	26,268	1,800	18,565	20,365
Current portion of derivative instruments	4,027	2,625	6,652	4,509	6,954	11,463
Deferred revenue	1,777	1,932	3,709	2,028	4,373	6,401
Due to affiliates	4,999	86,201	91,200	5,841	264,877	270,718
Other current liabilities	115	—	115	277	—	277

Total current liabilities	22,076	124,759	146,835	24,528	305,213	329,741

Long-term debt	347,100	535,362	882,462	452,228	415,490	867,718
Derivative instruments	20,151	8,408	28,559	14,339	20,647	34,986
Other long-term liabilities	3,228	2,221	5,449	2,733	2,454	5,187

Total liabilities	392,555	670,750	1,063,305	493,828	743,804	1,237,632

Commitments and contingencies (notes 6,10 and 15)
Equity
Common stock and additional paid-in capital	588,441	—	588,441	481,336	—	481,336
Accumulated deficit	(99,070)	—	(99,070)	(38,647)	—	(38,647)
Dropdown Predecessor equity (deficit)	—	88,793	88,793	—	(1,898)	(1,898)

Total equity	489,371	88,793	578,164	442,689	(1,898)	440,791

Total liabilities and equity	881,926	759,543	1,641,469	936,517	741,906	1,678,423

	Teekay Tankers Ltd.
	Condensed Combined Statement of Cash Flows (in thousands of U.S. dollars)
	Year Ended December 31, 2011			Year Ended December 31, 2010			Year Ended December 31, 2009
	Historical Teekay Tankers $	2012 Acquired Business $	Total $	Historical Teekay Tankers $	2012 Acquired Business $	Total $	Historical Teekay Tankers $	2012 Acquired Business $	Total $
Cash and cash equivalents provided by (used for)
OPERATING ACTIVITIES
Net (loss) income	(9,065)	(104,010)	(113,075)	16,309	(39,451)	(23,142)	42,084	13,376	55,460
Non-cash items:
Depreciation and amortization	43,185	31,297	74,482	45,455	31,862	77,317	45,158	31,043	76,201
Unrealized loss (gain) on derivative instruments	5,330	(16,568)	(11,238)	4,955	8,870	13,825	(9,033)	(13,820)	(22,853)
Vessel impairments and net loss on sale of vessels	—	58,034	58,034	1,864	—	1,864	—	—	—
Goodwill impairment charge	13,310	5,984	19,294	—	—	—	—	—	—
Other	143	410	553	(764)	574	(190)	423	426	849
Change in non-cash working capital items related to operating activities	2,202	(3,035)	(833)	(3,238)	1,277	(1,961)	24,678	10,652	35,330
Expenditures for dry docking	—	(3,197)	(3,197)	(6,190)	(3,121)	(9,311)	(11,485)	(4,305)	(15,790)

Net operating cash flow	55,105	(31,085)	24,020	58,391	11	58,402	91,825	37,372	129,197

FINANCING ACTIVITIES
Proceeds from long-term debt	15,000	—	15,000	185,000	—	185,000	—	—	—
Repayments of long-term debt	(1,800)	—	(1,800)	(3,150)	—	(3,150)	(3,600)	—	(3,600)
Prepayment of long-term debt	(118,328)	—	(118,328)	(33,050)	—	(33,050)	(20,000)	—	(20,000)
Proceeds from long-term debt of Dropdown Predecessor	—	269, 874	269,874	37,222	18,382	55,604	257,121	248,106	505,227
Repayment of long-term debt of Dropdown Predecessor	—	(18,567)	(18,567)	—	(18,567)	(18,567)	—	(18,238)	(18,238)
Prepayment of long-term debt of Dropdown Predecessor	—	—	—	(306,169)	132,705	(173,464)	(366,719)	(186,481)	(553,200)
Acquisition of Helga Spirit LLC, Yamuna Spirit LLC, Kaveri Spirit LLC, Esther Spirit, LLC and Iskmati Spirit LLC	—	—	—	(244,185)	—	(244,185)	—	—	—
Acquisition of Ashkini Spirit LLC from Teekay Corporation	—	—	—	—	—	—	(57,000)	—	(57,000)
Contribution of capital from Teekay Corporation to Dropdown Predecessor	—	69,169	69,169	128,900	(164,591)	(35,691)	99,649	(104,809)	(5,160)
Net advances from (to) affiliates	—	(287,101)	(287,101)	127,982	40,233	168,215	(27,605)	27,321	(284)
Proceeds from issuance of Class A common stock	112,054	—	112,054	211,978	—	211,978	68,600	—	68,600
Shares issuance costs	(4,949)	—	(4,949)	(9,395)	—	(9,395)	(3,092)	—	(3,092)
Cash dividends paid	(51,358)	—	(51,358)	(55,244)	—	(55,244)	(50,350)	—	(50,350)

Net financing cash flow	(49,381)	33,375	(16,006)	39,889	8,162	48,051	(102,996)	(34,101)	(137,097)

INVESTING ACTIVITIES
Proceeds from the sale of vessels and equipment	—	—	—	35,396	—	35,396	—	—	—
Expenditures for vessels and equipment	(2,315)	(2,022)	(4,337)	(6,253)	(5,734)	(11,987)	(5,095)	(3,271)	(8,366)
Advances to joint venture	—	—	—	(9,830)	—	(9,830)	—	—	—
Investment in term loans	—	—	—	(115,575)	—	(115,575)	—	—	—

Net investing cash flow	(2,315)	(2,022)	(4,337)	(96,262)	(5,734)	(101,996)	(5,095)	(3,271)	(8,366)

Cash and cash equivalents:
Increase (decrease)	3,409	268	3,677	2,018	2,439	4,457	(16,266)	—	(16,266)
Beginning of the year	12,450	2,439	14,889	10,432	—	10,432	26,698	—	26,698

End of the year	15,859	2,707	18,566	12,450	2,439	14,889	10,432	—	10,432